Interest and other finance costs - Interest Income/(expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and other finance costs
Interest income	$ 24	$ 34	$ 14
Interest expense:
Bank borrowings	(8)	(10)	(3)
Private placement notes	(29)	(38)	(39)
Corporate bond	(89)	(46)	(27)
Lease liabilities	(8)	(8)	(6)
Other	(11)	(30)	(5)
Total interest expense	(145)	(132)	(80)
Net interest expense	$ (121)	$ (98)	$ (66)